Other Intangible Assets, Net (Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross cost
Purchased and internally developed software	$ 630			$ 630		$ 615	$ 575
Affiliate and customer relationships	2,451			2,451		2,450	2,445
Debt origination fees						51	54
Trademarks (indefinite life)	2,428			2,428		2,428	2,429
Other intangible assets (excluding goodwill), gross	5,573			5,573		5,544	5,503
Accumulated amortization
Purchased and internally developed software	(423)			(423)		(393)	(352)
Affiliate and customer relationships	(1,890)			(1,890)		(1,802)	(1,624)
Debt origination fees						(13)	(18)
Other intangible assets (excluding goodwill), accumulated amortization	(2,330)			(2,330)		(2,208)	(1,994)
Amortization of other intangible assets	66	63		130	125	254	237	272
Impairment of intangible assets, finite-lived			$ 47
Software and Software Development Costs [Member]
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Remaining weighted average years						1 year 8 months 12 days
Customer Lists [Member]
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Remaining weighted average years						3 years 9 months 12 days
Debt [Member]
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Remaining weighted average years						8 years 9 months 12 days
Other Intangible Assets [Member]
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Remaining weighted average years						3 years 6 months 12 days